Q2 2023 Product Sales year-on-year analysis	6 Months Ended
Jun. 30, 2023
Q2 2023 Product Sales year-on-year analysis
Q2 2023 Product Sales year-on-year analysis

Table 28: Q2 2023 - Product Sales year-on-year analysis (Unreviewed)[81]

The Q2 2023 information in respect of the three months ended 30 June 2023 included in the Interim Financial Statements has not been reviewed by PricewaterhouseCoopers LLP.

	World			US		Emerging Markets			Europe			Established RoW
	$m	Act % chg	CER % chg	$m	% chg	$m	Act % chg	CER % chg	$m	Act % chg	CER % chg	$m	Act % chg	CER % chg
Oncology	4,382	18	22	1,962	22	987	10	18	819	19	19	614	21	30
Tagrisso	1,491	7	10	581	13	408	2	9	284	11	11	218	(6)	2
Imfinzi	1,076	55	58	576	54	102	35	47	176	23	23	222	n/m	n/m
Lynparza	717	7	9	311	-	142	18	28	187	10	11	77	7	15
Calquence	653	34	34	485	22	24	n/m	n/m	117	76	78	27	55	64
Enhertu	67	n/m	n/m	-	-	48	n/m	n/m	14	n/m	n/m	5	n/m	n/m
Orpathys	13	22	30	-	-	13	22	30	-	-	-	-	-	-
Zoladex	233	(1)	5	4	25	171	4	13	34	(1)	1	24	(31)	(26)
Faslodex	78	(8)	(3)	3	(41)	43	16	23	6	(61)	(62)	26	(6)	1
Others	54	(42)	(39)	2	(24)	36	(48)	(44)	1	(50)	(51)	15	(24)	(21)
BioPharmaceuticals: CVRM	2,675	14	18	661	5	1,182	10	18	611	32	33	221	19	27
Farxiga	1,505	36	41	339	23	576	36	45	456	48	48	134	39	50
Brilinta	331	(5)	(3)	178	(4)	79	1	10	68	(7)	(7)	6	(55)	(53)
Lokelma	100	51	55	49	26	13	n/m	n/m	14	98	n/m	24	34	44
roxadustat	73	46	56	-	-	73	46	56	-	-	-	-	-	-
Andexxa	45	23	26	16	(10)	-	-	-	15	70	74	14	44	49
Crestor	280	-	5	12	(25)	217	-	6	16	56	51	35	(4)	2
Seloken/Toprol-XL	164	(26)	(21)	1	-	159	(27)	(21)	2	(16)	(9)	2	(28)	(2)
Onglyza	65	(9)	(6)	22	1	30	(7)	-	8	(24)	(18)	5	(30)	(37)
Bydureon	43	(41)	(41)	35	(43)	1	(33)	(32)	7	(25)	(25)	-	-	-
Others	69	(30)	(28)	9	(26)	34	(35)	(31)	25	(23)	(23)	1	(50)	(46)
BioPharmaceuticals: R&I	1,483	7	10	674	3	360	22	31	289	6	6	160	1	8
Symbicort	600	(2)	1	200	(10)	177	27	37	137	(11)	(11)	86	(12)	(5)
Fasenra	406	15	16	267	16	14	37	42	89	14	14	36	-	8
Breztri	163	75	79	84	57	43	n/m	n/m	21	n/m	n/m	15	54	60
Saphnelo	68	n/m	n/m	64	n/m	1	n/m	n/m	1	n/m	n/m	2	n/m	n/m
Tezspire	19	n/m	n/m	-	-	-	-	-	11	n/m	n/m	8	n/m	n/m
Pulmicort	124	7	13	7	(53)	90	26	36	16	(7)	(7)	11	(14)	(8)
Bevespi	15	(1)	(3)	8	(30)	2	76	90	5	77	73	-	-	-
Daliresp/Daxas	17	(71)	(70)	14	(74)	1	(13)	(10)	2	(15)	(8)	-	-	-
Others	71	(34)	(32)	30	(35)	32	(36)	(32)	7	(20)	(18)	2	6	5
BioPharmaceuticals: V&I	88	(91)	(90)	-	n/m	46	(80)	(78)	15	(93)	(93)	27	(90)	(89)
COVID-19 mAbs	(1)	n/m	n/m	-	n/m	(3)	n/m	n/m	3	(96)	(97)	(1)	n/m	n/m
Vaxzevria	-	n/m	n/m	-	n/m	-	n/m	n/m	-	n/m	n/m	-	n/m	n/m
Beyfortus	2	n/m	n/m	-	-	-	-	-	2	n/m	n/m	-	-	-
Synagis	87	8	16	-	n/m	49	16	27	10	(48)	(47)	28	63	75
FluMist	-	n/m	n/m	-	n/m	-	-	-	-	n/m	n/m	-	-	-
Rare Disease	1,953	8	10	1,196	12	150	65	78	381	2	2	226	(15)	(9)
Soliris	814	(21)	(19)	445	(23)	99	57	74	184	(15)	(15)	86	(50)	(47)
Ultomiris	713	64	66	434	84	17	n/m	n/m	152	26	26	110	53	64
Strensiq	300	24	25	248	29	9	(1)	(4)	21	-	(1)	22	16	25
Koselugo	80	28	30	48	2	14	36	38	12	n/m	n/m	6	n/m	n/m
Kanuma	46	28	30	21	5	11	n/m	n/m	12	5	4	2	(4)	3
Other medicines	301	(28)	(24)	32	(11)	185	(3)	4	26	(16)	(17)	58	(64)	(61)
Nexium	248	(28)	(23)	30	-	149	3	11	14	16	15	55	(65)	(62)
Others	53	(29)	(27)	2	(68)	36	(22)	(18)	12	(36)	(36)	3	(28)	(31)
Total Product Sales	10,882	2	5	4,525	7	2,910	5	12	2,141	4	4	1,306	(16)	(9)
[81]

The table provides an analysis of year-on-year Product Sales, with Actual and CER growth rates reflecting year-on-year growth. Due to rounding, the sum of a number of dollar values and percentages may not agree to totals.